Total Capital and Net Income Per Common Unit - Additional Information - Incentive Distribution Rights (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)	$ 0.14	$ 0.44	$ 2.1752
Common Units
Dividends Payable [Line Items]
Exceeded cash distributions per unit (USD per unit) (less than)	$ 0.35